RISK MANAGEMENT (Details 4) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Risk Management [Line Items]
Debt instruments held		$ 160,468,094	$ 151,747,486
Allowance for loan and lease losses		(8,223,103)	(6,621,911)	$ (5,248,755)	$ (4,789,257)
Loans and advances to customers		152,244,991	145,125,575
Commercial [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		88,997,241	86,259,708
Corporate loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		58,661,267	55,862,353
SME Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		17,184,059	16,521,808
Other Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		13,151,915	13,875,547
Consumer [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		27,646,114	23,925,279
Allowance for loan and lease losses		(2,291,829)	(1,791,123)	$ (1,321,281)	$ (1,479,460)
Consumer [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		27,646,114	23,925,279
Credit card Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		6,255,277	7,784,658
Vehicle Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		2,915,705	3,058,653
Payroll loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		6,970,783	5,080,660
Others Consumer Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		11,504,349	8,001,308
Mortgage [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		20,512,208	19,155,852
VIS Mortgage Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	[1]	5,491,926	5,017,520
Non-VIS Mortgage Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		15,020,282	14,138,332
Financial Leases [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		22,248,951	21,343,923
Small business loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		$ 1,063,580	$ 1,062,724

[1]	VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 SMMLV.